UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report January 31, 2025

Nuveen Dividend Growth Fund
Class A Shares/NSBAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

67065W662_SAR_0125 4212153-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Dividend Growth Fund
Class C Shares/NSBCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Dividend Growth Fund
Class R6 Shares/NSBFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$32	0.61%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

670725365_SAR_0125 4212153-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Dividend Growth Fund
Class I Shares/NSBRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

67065W639_SAR_0125 4212153-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Global Dividend Growth Fund
Class A Shares/NUGAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$59	1.15%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$19,397,886

Total number of portfolio holdings	49

Portfolio turnover (%)	2%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725464_SAR_0125 4212169-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Global Dividend Growth Fund
Class C Shares/NUGCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$19,397,886

Total number of portfolio holdings	49

Portfolio turnover (%)	2%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725456_SAR_0125 4212169-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Global Dividend Growth Fund
Class I Shares/NUGIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$19,397,886

Total number of portfolio holdings	49

Portfolio turnover (%)	2%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2025

Nuveen International Dividend Growth Fund
Class A Shares/NUIAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$58	1.15%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$5,178,542

Total number of portfolio holdings	37

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725423_SAR_0125 4212177-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen International Dividend Growth Fund
Class C Shares/NUICX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$95	1.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$5,178,542

Total number of portfolio holdings	37

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725415_SAR_0125 4212177-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen International Dividend Growth Fund
Class I Shares/NUIIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$45	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$5,178,542

Total number of portfolio holdings	37

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2025

Nuveen International Small Cap Fund
Class A Shares/NWAIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.25%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

How has the Fund changed?
Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713502_SAR_0125 4212184-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen International Small Cap Fund
Class C Shares/NWSCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$97	1.99%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

How has the Fund changed?
Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713601_SAR_0125 4212184-0326

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Semi-Annual Shareholder Report January 31, 2025

Nuveen International Small Cap Fund
Class R6 Shares/NWIFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$45	0.93%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

How has the Fund changed?
Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713809_SAR_0125 4212184-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen International Small Cap Fund
Class I Shares/NWPIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.99%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

What did the Fund invest in? (as of January 31, 2025)

1	continued>>

How has the Fund changed?
Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713700_SAR_0125 4212184-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class A Shares/NWCAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class C Shares/NWCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$87	1.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class R6 Shares/NWCFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.53%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

670725373_SAR_0125 4212197-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class I Shares/NVLIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

What did the Fund invest in? (as of January 31, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

670725662_SAR_0125 4212197-0326

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments January 31, 2025
Dividend Growth
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.6%
6269481503 COMMON STOCKS - 97 .6% 6269481503
BANKS - 3.9%
931,403 JPMorgan Chase & Co $ 248,964,022
TOTAL BANKS 248,964,022
CAPITAL GOODS - 6.8%
409,912 Eaton Corp PLC 133,811,673
478,340 Honeywell International Inc 107,014,225
166,347 Northrop Grumman Corp 81,055,903
322,520 Trane Technologies PLC 116,994,130
TOTAL CAPITAL GOODS 438,875,931
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
499,730 Lowe's Cos Inc 129,949,789
1,093,307 TJX Cos Inc/The 136,433,781
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 266,383,570
CONSUMER SERVICES - 3.6%
535,170 McDonald's Corp 154,503,579
712,924 Starbucks Corp 76,767,656
TOTAL CONSUMER SERVICES 231,271,235
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
1,826,105 Walmart Inc 179,250,467
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 179,250,467
ENERGY - 3.7%
773,773 Chevron Corp 115,439,194
1,140,427 Exxon Mobil Corp 121,831,816
TOTAL ENERGY 237,271,010
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
637,409 American Tower Corp 117,888,794
1,155,519 Prologis Inc 137,795,641
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 255,684,435
FINANCIAL SERVICES - 8.3%
640,362 American Express Co 203,282,917
353,914 Mastercard Inc, Class A 196,574,453
255,699 S&P Global Inc 133,324,016
TOTAL FINANCIAL SERVICES 533,181,386
FOOD, BEVERAGE & TOBACCO - 4.4%
1,298,117 Mondelez International Inc, Class A 75,277,805
517,318 PepsiCo Inc 77,954,649
992,636 Philip Morris International Inc 129,241,207
TOTAL FOOD, BEVERAGE & TOBACCO 282,473,661
HEALTH CARE EQUIPMENT & SERVICES - 6.7%
1,180,234 Abbott Laboratories 150,987,336
230,496 Elevance Health Inc 91,207,267
340,864 UnitedHealth Group Inc 184,915,311
TOTAL HEALTH CARE EQUIPMENT & SERVICES 427,109,914
INSURANCE - 2.1%
619,938 Marsh & McLennan Cos Inc 134,452,153
TOTAL INSURANCE 134,452,153
MATERIALS - 4.3%
397,960 (a) Linde PLC 177,537,915
1,848,231 Smurfit WestRock PLC 98,122,584
TOTAL MATERIALS 275,660,499
MEDIA & ENTERTAINMENT - 1.5%
2,885,266 Comcast Corp, Class A 97,118,054
TOTAL MEDIA & ENTERTAINMENT 97,118,054

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
781,269 AbbVie Inc $ 143,675,369
702,736 Novo Nordisk A/S, Sponsored ADR 59,346,055
742,042 Zoetis Inc 126,814,978
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 329,836,402
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
1,450,843 Broadcom Inc 321,028,031
791,651 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 165,708,387
291,768 Texas Instruments Inc 53,863,290
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 540,599,708
SOFTWARE & SERVICES - 10.1%
484,700 Accenture PLC, Class A 186,585,265
1,112,229 Microsoft Corp 461,641,769
TOTAL SOFTWARE & SERVICES 648,227,034
TECHNOLOGY HARDWARE & EQUIPMENT - 12.4%
1,787,505 Amphenol Corp, Class A 126,519,604
2,011,106 Apple Inc 474,621,015
411,543 Motorola Solutions Inc 193,116,553
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 794,257,172
TRANSPORTATION - 1.4%
362,945 Union Pacific Corp 89,934,142
TOTAL TRANSPORTATION 89,934,142
UTILITIES - 4.0%
1,956,960 NextEra Energy Inc 140,040,058
1,197,770 WEC Energy Group Inc 118,890,650
TOTAL UTILITIES 258,930,708
TOTAL COMMON STOCKS
(Cost $3,095,893,964) 6,269,481,503
TOTAL LONG-TERM INVESTMENTS
(Cost $3,095,893,964) 6,269,481,503
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.5%
158732716 REPURCHASE AGREEMENTS - 2 .5% 158732716
$ 153,950,000 (b) Fixed Income Clearing Corp (FICC) 4 .320% 02/03/25 153,950,000
4,782,716 (c) Fixed Income Clearing Corp (FICC) 1 .360 02/03/25 4,782,716
TOTAL REPURCHASE AGREEMENTS
(Cost $158,732,716) 158,732,716
TOTAL SHORT-TERM INVESTMENTS
(Cost $158,732,716) 158,732,716
TOTAL INVESTMENTS - 100 .1%
(Cost $ 3,254,626,680 ) 6,428,214,219
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (4,909,190)
NET ASSETS - 100% $ 6,423,305,029
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $154,005,422 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 4/30/29, valued at $157,029,148.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 1/31/25 to be repurchased at $4,783,258 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $4,878,515.

Portfolio of Investments January 31, 2025
Global Dividend Growth
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.3%
18677743 COMMON STOCKS - 96.3%
AUSTRALIA - 2.3%
3,004 Macquarie Group Ltd $ 444,389
TOTAL AUSTRALIA 444,389
CANADA - 3.1%
7,889 Enbridge Inc 341,159
2,141 Royal Bank of Canada 261,013
TOTAL CANADA 602,172
DENMARK - 1.9%
4,395 Novo Nordisk A/S, Class B 371,046
TOTAL DENMARK 371,046
FRANCE - 4.5%
514 LVMH Moet Hennessy Louis Vuitton SE 375,942
4,777 TotalEnergies SE 276,742
7,502 Veolia Environnement SA 214,061
TOTAL FRANCE 866,745
GERMANY - 3.5%
2,472 SAP SE 681,219
TOTAL GERMANY 681,219
HONG KONG - 1.4%
22,200 AIA Group Ltd 156,069
92,487 HKT Trust & HKT Ltd 113,711
TOTAL HONG KONG 269,780
IRELAND - 2.0%
1,029 Accenture PLC, Class A 396,114
TOTAL IRELAND 396,114
JAPAN - 4.8%
8,725 ITOCHU Corp 401,734
6,700 KDDI Corp 223,217
14,000 ORIX Corp 295,720
TOTAL JAPAN 920,671
SWITZERLAND - 1.6%
14,421 SIG Group AG 314,500
TOTAL SWITZERLAND 314,500
TAIWAN - 3.8%
3,534 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 739,737
TOTAL TAIWAN 739,737
UNITED KINGDOM - 3.8%
12,105 Compass Group PLC 417,070
4,444 Unilever PLC 254,539
77,234 Vodafone Group PLC 65,799
TOTAL UNITED KINGDOM 737,408
UNITED STATES - 63.6%
2,304 Abbott Laboratories 294,751
2,485 AbbVie Inc 456,992
1,778 American Express Co 564,426
4,469 Apple Inc 1,054,684
4,330 Broadcom Inc 958,099
7,357 Comcast Corp, Class A 247,637
1,161 Eaton Corp PLC 378,997
4,203 Experian PLC 207,038
2,725 Exxon Mobil Corp 291,112
37,435 Haleon PLC 174,492
1,478 Honeywell International Inc 330,658
2,885 JPMorgan Chase & Co 771,161
1,043 (a) Linde PLC 465,303
1,435 Lowe's Cos Inc 373,157
872 Mastercard Inc, Class A 484,335

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
1,262 McDonald's Corp $ 364,339
2,450 Microsoft Corp 1,016,897
1,034 Motorola Solutions Inc 485,205
2,407 Nestle SA 204,452
4,205 NextEra Energy Inc 300,910
1,770 PepsiCo Inc 266,721
3,091 Philip Morris International Inc 402,448
3,131 Prologis Inc 373,372
374 S&P Global Inc 195,007
3,749 Sanofi SA 407,449
1,013 Union Pacific Corp 251,011
753 UnitedHealth Group Inc 408,495
2,939 WEC Energy Group Inc 291,725
1,832 Zoetis Inc 313,089
TOTAL UNITED STATES 12,333,962
TOTAL COMMON STOCKS
(Cost $10,077,084) 18,677,743
TOTAL LONG-TERM INVESTMENTS
(Cost $10,077,084) 18,677,743
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.5%
675,000 REPURCHASE AGREEMENTS - 3.5%
$ 675,000 (b) Fixed Income Clearing Corp (FICC) 4 .320% 02/03/25 675,000
TOTAL REPURCHASE AGREEMENTS
(Cost $675,000) 675,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $675,000) 675,000
TOTAL INVESTMENTS (Cost $ 10,752,084 ) - 99 .8% 19,352,743
OTHER ASSETS & LIABILITIES, NET -  0.2% 45,143
NET ASSETS - 100% $ 19,397,886
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $675,243 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 4/30/29, valued at $688,538.

Portfolio of Investments January 31, 2025
International Dividend Growth
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.8%
4963648 COMMON STOCKS - 95.8%
AUSTRALIA - 3.9%
1,353 Macquarie Group Ltd $ 200,153
TOTAL AUSTRALIA 200,153
CANADA - 10.5%
1,070 Canadian National Railway Co 111,774
4,027 Enbridge Inc 174,147
1,845 Restaurant Brands International Inc 113,441
1,187 Royal Bank of Canada 144,709
TOTAL CANADA 544,071
CHINA - 2.0%
31,946 BOC Hong Kong Holdings Ltd 103,848
TOTAL CHINA 103,848
DENMARK - 3.2%
1,998 Novo Nordisk A/S, Class B 168,680
TOTAL DENMARK 168,680
FRANCE - 12.7%
1,307 Arkema SA 104,168
3,316 AXA SA 125,799
219 LVMH Moet Hennessy Louis Vuitton SE 160,177
2,449 TotalEnergies SE 141,876
4,418 Veolia Environnement SA 126,063
TOTAL FRANCE 658,083
GERMANY - 5.2%
974 SAP SE 268,409
TOTAL GERMANY 268,409
HONG KONG - 3.4%
9,800 AIA Group Ltd 68,895
85,400 HKT Trust & HKT Ltd 104,998
TOTAL HONG KONG 173,893
ITALY - 2.3%
25,784 Snam SpA 119,237
TOTAL ITALY 119,237
JAPAN - 11.9%
7,600 Astellas Pharma Inc 73,675
4,800 ITOCHU Corp 221,012
4,700 KDDI Corp 156,585
7,900 ORIX Corp 166,870
TOTAL JAPAN 618,142
JORDAN - 3.6%
6,656 Hikma Pharmaceuticals PLC 189,154
TOTAL JORDAN 189,154
SWEDEN - 1.8%
994 Autoliv Inc 96,080
TOTAL SWEDEN 96,080
SWITZERLAND - 2.2%
5,219 SIG Group AG 113,818
TOTAL SWITZERLAND 113,818
TAIWAN - 4.9%
1,207 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 252,649
TOTAL TAIWAN 252,649
UNITED KINGDOM - 14.7%
14,127 BAE Systems PLC 213,547
20,934 British Land Co PLC/The 97,366
4,542 Compass Group PLC 156,492
2,472 Diageo PLC 73,642
2,797 Unilever PLC 160,204

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
69,458 Vodafone Group PLC $ 59,174
TOTAL UNITED KINGDOM 760,425
UNITED STATES - 13.5%
1,954 Experian PLC 96,253
15,501 Haleon PLC 72,254
1,084 Nestle SA 92,076
2,131 Sanofi SA 231,601
404 Schneider Electric SE 102,464
1,928 Smurfit WestRock PLC 102,358
TOTAL UNITED STATES 697,006
TOTAL COMMON STOCKS
(Cost $3,771,946) 4,963,648
TOTAL LONG-TERM INVESTMENTS
(Cost $3,771,946) 4,963,648
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.9%
150,000 REPURCHASE AGREEMENTS - 2.9%
$ 150,000 (a) Fixed Income Clearing Corp (FICC) 4 .320% 02/03/25 150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $150,000) 150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,000) 150,000
TOTAL INVESTMENTS (Cost $ 3,921,946 ) - 98 .7% 5,113,648
OTHER ASSETS & LIABILITIES, NET -  1.3% 64,894
NET ASSETS - 100% $ 5,178,542
ADR American Depositary Receipt
(a) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $150,054 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $153,196.

Portfolio of Investments January 31, 2025
International Small Cap
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.0%
44556596 COMMON STOCKS - 97.0%
AUSTRALIA - 7.5%
29,154 Ansell Ltd $ 633,867
21,975 CAR Group Ltd 547,604
52,930 Charter Hall Group 508,923
91,633 Collins Foods Ltd 425,907
543,022 HomeCo Daily Needs REIT 397,139
322,064 National Storage REIT 445,139
27,245 (a) Telix Pharmaceuticals Ltd 489,394
TOTAL AUSTRALIA 3,447,973
AUSTRIA - 1.8%
9,280 (b) BAWAG Group AG 838,888
TOTAL AUSTRIA 838,888
BELGIUM - 1.3%
9,996 Aedifica SA 602,223
TOTAL BELGIUM 602,223
CANADA - 11.2%
17,801 Alamos Gold Inc, Class A 372,225
13,057 Capital Power Corp 478,132
30,037 Dundee Precious Metals Inc 304,431
36,538 First Capital Real Estate Investment Trust 417,836
9,509 Granite Real Estate Investment Trust 459,240
41,162 Hudbay Minerals Inc 339,299
132,868 (a) Kelt Exploration Ltd 628,983
5,530 (a) Kinaxis Inc 636,691
9,500 Labrador Iron Ore Royalty Corp 199,432
9,648 Pan American Silver Corp 223,782
14,644 Russel Metals Inc 409,792
145,537 Tamarack Valley Energy Ltd 441,613
11,446 (a) Torex Gold Resources Inc 242,805
TOTAL CANADA 5,154,261
DENMARK - 1.0%
21,787 GN Store Nord AS 446,197
TOTAL DENMARK 446,197
FINLAND - 1.5%
11,561 Konecranes Oyj 695,500
TOTAL FINLAND 695,500
FRANCE - 4.2%
3,498 Sopra Steria Group 650,320
15,331 SPIE SA 510,943
39,214 (a) Vallourec SACA 744,848
TOTAL FRANCE 1,906,111
GERMANY - 1.3%
41,065 TAG Immobilien AG 610,286
TOTAL GERMANY 610,286
HONG KONG - 0.8%
1,807,000 Pacific Basin Shipping Ltd 365,756
TOTAL HONG KONG 365,756
ISRAEL - 1.0%
13,012 Plus500 Ltd 456,580
TOTAL ISRAEL 456,580
ITALY - 3.1%
32,977 ACEA SpA 630,933
57,406 Banca Mediolanum SpA 770,727
TOTAL ITALY 1,401,660

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
JAPAN - 32.8%
27,200 Adastria Co Ltd $ 581,305
62,600 Amada Co Ltd 646,375
23,100 BIPROGY Inc 713,760
62,000 Chiba Bank Ltd/The 528,032
84,900 Concordia Financial Group Ltd 492,965
24,900 Credit Saison Co Ltd 586,946
21,200 DIC Corp 459,242
50,900 J Front Retailing Co Ltd 713,163
42,400 JVCKenwood Corp 491,324
31,100 Mitsubishi Gas Chemical Co Inc 543,503
24,700 Morinaga Milk Industry Co Ltd 462,073
27,500 Nabtesco Corp 491,733
20,100 Nichias Corp 657,869
25,300 Nichirei Corp 642,814
18,400 Nippon Light Metal Holdings Co Ltd 188,439
11,600 OKUMA Corp 261,646
17,350 PALTAC Corp 484,821
54,800 Park24 Co Ltd 723,556
33,400 Pola Orbis Holdings Inc 303,925
28,700 Resorttrust Inc 601,600
56,200 Shimizu Corp 487,270
38,400 Ship Healthcare Holdings Inc 524,085
21,800 Sumitomo Osaka Cement Co Ltd 464,862
16,400 Sundrug Co Ltd 443,822
32,500 TIS Inc 718,617
48,900 Tokyo Century Corp 473,282
44,700 Tosoh Corp 594,725
7,000 Toyo Suisan Kaisha Ltd 452,312
9,300 UACJ Corp 319,514
TOTAL JAPAN 15,053,580
LUXEMBOURG - 1.4%
41,830 Lottomatica Group Spa 640,171
TOTAL LUXEMBOURG 640,171
NORWAY - 3.2%
4,925 Kongsberg Gruppen ASA 584,612
74,577 Storebrand ASA 878,130
TOTAL NORWAY 1,462,742
PORTUGAL - 1.1%
987,488 Banco Comercial Portugues SA 515,461
TOTAL PORTUGAL 515,461
SWEDEN - 2.9%
7,339 (a),(b) BoneSupport Holding AB 230,041
16,642 Trelleborg AB 626,608
77,055 Truecaller AB 458,149
TOTAL SWEDEN 1,314,798
SWITZERLAND - 5.1%
909 Burckhardt Compression Holding AG 686,787
1,653 Comet Holding AG 493,208
2,297 Kardex Holding AG 710,194
2,878 Sulzer AG 467,182
TOTAL SWITZERLAND 2,357,371
UNITED KINGDOM - 14.3%
69,027 Bodycote PLC 544,018
56,105 Drax Group PLC 433,039
49,205 Grafton Group PLC 563,109
37,029 Harbour Energy PLC 106,895
47,215 IG Group Holdings PLC 596,542
25,698 IMI PLC 635,828
66,180 Inchcape PLC 550,960
274,486 Just Group PLC 562,233
57,585 RS GROUP PLC 464,454

Portfolio of Investments January 31, 2025
(continued)
International Small Cap

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
39,190 Savills PLC $ 518,959
26,355 Subsea 7 SA 434,761
158,565 (a),(b) Trustpilot Group PLC 654,694
31,718 WH Smith PLC 514,006
TOTAL UNITED KINGDOM 6,579,498
UNITED STATES - 1.5%
2,785 Chord Energy Corp 313,173
18,269 (b) Signify NV 394,367
TOTAL UNITED STATES 707,540
TOTAL COMMON STOCKS
(Cost $40,899,545) 44,556,596
TOTAL LONG-TERM INVESTMENTS
(Cost $40,899,545) 44,556,596
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.1%
1,400,000 REPURCHASE AGREEMENTS - 3.1%
$ 1,400,000 (c) Fixed Income Clearing Corp (FICC) 4 .320% 02/03/25 1,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,400,000) 1,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,400,000) 1,400,000
TOTAL INVESTMENTS (Cost $ 42,299,545 ) - 100 .1% 45,956,596
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (36,666)
NET ASSETS - 100% $ 45,919,930
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,117,990 or 4.6% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $1,400,504 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 4/30/29, valued at $1,428,034.

Portfolio of Investments January 31, 2025
Winslow Large-Cap Growth ESG
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
936926180 COMMON STOCKS - 99 .6% 936926180
AUTOMOBILES & COMPONENTS - 1.9%
43,430 (a) Tesla Inc $ 17,571,778
TOTAL AUTOMOBILES & COMPONENTS 17,571,778
CAPITAL GOODS - 4.4%
66,320 General Electric Co 13,500,762
105,270 Howmet Aerospace Inc 13,325,077
38,220 Trane Technologies PLC 13,864,305
TOTAL CAPITAL GOODS 40,690,144
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
59,070 Automatic Data Processing Inc 17,898,801
56,500 Cintas Corp 11,332,205
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 29,231,006
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 11.6%
390,770 (a) Amazon.com Inc 92,878,214
12,700 (a) O'Reilly Automotive Inc 16,439,134
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 109,317,348
CONSUMER SERVICES - 4.7%
2,830 Booking Holdings Inc 13,407,295
363,790 (a) Chipotle Mexican Grill Inc 21,227,146
38,950 Hilton Worldwide Holdings Inc 9,973,927
TOTAL CONSUMER SERVICES 44,608,368
FINANCIAL SERVICES - 7.8%
67,940 (a) Fiserv Inc 14,677,758
84,460 KKR & Co Inc 14,110,732
20,600 LPL Financial Holdings Inc 7,557,934
48,906 Mastercard Inc, Class A 27,163,859
123,240 Nasdaq Inc 10,147,582
TOTAL FINANCIAL SERVICES 73,657,865
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
29,645 (a) Intuitive Surgical Inc 16,953,382
28,520 Stryker Corp 11,159,591
TOTAL HEALTH CARE EQUIPMENT & SERVICES 28,112,973
INSURANCE - 3.0%
93,900 Arthur J Gallagher & Co 28,340,898
TOTAL INSURANCE 28,340,898
MATERIALS - 2.4%
56,570 Ecolab Inc 14,153,248
30,760 Vulcan Materials Co 8,432,854
TOTAL MATERIALS 22,586,102
MEDIA & ENTERTAINMENT - 13.8%
187,280 Alphabet Inc, Class A 38,208,866
157,014 Alphabet Inc, Class C 32,282,078
34,300 Meta Platforms Inc 23,638,874
10,950 (a) Netflix Inc 10,695,522
45,670 (a) Spotify Technology SA 25,052,278
TOTAL MEDIA & ENTERTAINMENT 129,877,618
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
40,720 (a) Alnylam Pharmaceuticals Inc 11,047,743
35,370 Eli Lilly & Co 28,687,900
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 39,735,643
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
117,580 Broadcom Inc 26,016,927
180,450 Lam Research Corp 14,625,472
510,810 NVIDIA Corp 61,332,957
86,400 Texas Instruments Inc 15,950,304
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 117,925,660

Portfolio of Investments January 31, 2025
(continued)
Winslow Large-Cap Growth ESG

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 20.4%
7,165 (a) Fair Isaac Corp $ 13,424,057
254,352 Microsoft Corp 105,571,341
49,770 Oracle Corp 8,463,886
51,900 Salesforce Inc 17,734,230
16,270 (a) ServiceNow Inc 16,569,043
79,670 (a) Shopify Inc, Class A 9,305,456
16,740 (a) Synopsys Inc 8,796,535
44,460 (a) Workday Inc, Class A 11,651,188
TOTAL SOFTWARE & SERVICES 191,515,736
TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
224,950 Apple Inc 53,088,200
92,570 (a) Arista Networks Inc 10,666,841
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 63,755,041
TOTAL COMMON STOCKS
(Cost $555,047,768) 936,926,180
TOTAL LONG-TERM INVESTMENTS
(Cost $555,047,768) 936,926,180
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
4355734 REPURCHASE AGREEMENTS - 0 .5% 4355734
$ 130,734 (b) Fixed Income Clearing Corp (FICC) 1 .360% 02/03/25 130,734
4,225,000 (c) Fixed Income Clearing Corp (FICC) 4 .320 02/03/25 4,225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,355,734) 4,355,734
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,355,734) 4,355,734
TOTAL INVESTMENTS - 100 .1%
(Cost $ 559,403,502 ) 941,281,914
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (892,768)
NET ASSETS - 100% $ 940,389,146
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 1/31/25 to be repurchased at $130,749 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $133,490.
(c) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $4,226,521 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 4/30/29, valued at $4,309,582.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2025 (Unaudited)
Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
ASSETS
Long-term investments, at value
†
$ 6,269,481,503 $ 18,677,743 $ 4,963,648 $ 44,556,596 $ 936,926,180
Short-term investments, at value
◊
158,732,716 675,000 150,000 1,400,000 4,355,734
Cash – 46,479 10,776 47,582 –
Cash denominated in foreign currencies
^
– – – 8,927 –
Receivables:
Dividends 6,312,884 20,914 4,880 58,689 157,416
Interest 18,655 80 18 168 512
Investments sold – – 41,957 288,524 24,006,281
Reclaims – 5,607 2,321 47,363 –
Reimbursement from Adviser 59,121 10,677 16,872 27,208 150,532
Shares sold 2,847,323 483 100 5,000 502,507
Other 327,509 19,032 30,973 18,769 110,515
Total assets 6,437,779,711 19,456,015 5,221,545 46,458,826 966,209,677
LIABILITIES
Cash overdraft 4,672 – – – 779
Payables:
Management fees 3,185,559 11,440 3,060 33,305 515,180
Interest 401 – — 87 57
Investments purchased - regular settlement – – – 378,488 23,897,180
Shares redeemed 9,677,173 – – 43,737 836,303
Accrued expenses:
Custodian fees 179,676 15,039 13,950 43,499 37,194
Trustees fees 331,815 470 117 1,354 73,157
Professional fees 25,465 14,378 15,503 21,655 18,346
Shareholder reporting expenses 126,148 11,017 8,721 12,982 45,810
Shareholder servicing agent fees 544,455 3,361 1,063 3,667 340,682
12b-1 distribution and service fees 399,318 2,424 589 122 55,843
Total liabilities 14,474,682 58,129 43,003 538,896 25,820,531
Net assets $ 6,423,305,029 $ 19,397,886 $ 5,178,542 $ 45,919,930 $ 940,389,146
NET ASSETS CONSIST OF:
Paid-in capital $ 3,027,278,872 $ 10,501,362 $ 3,964,852 $ 49,740,130 $ 490,426,895
Total distributable earnings (loss) 3,396,026,157 8,896,524 1,213,690 (3,820,200) 449,962,251
Net assets $ 6,423,305,029 $ 19,397,886 $ 5,178,542 $ 45,919,930 $ 940,389,146
†
Long-term investments, cost $ 3,095,893,964 $ 10,077,084 $ 3,771,946 $ 40,899,545 $ 555,047,768
◊
Short-term investments, cost 158,732,716 675,000 150,000 1,400,000 4,355,734
^
Cash denominated in foreign currencies, cost $ – $ – $ – $ 8,955 $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
CLASS A:
Net assets $ 1,159,653,981 $ 9,500,720 $ 2,516,805 $ 417,812 $ 189,966,995
Shares outstanding 18,429,517 267,398 86,370 20,043 3,324,845
Net asset value ("NAV") per share $ 62.92 $ 35.53 $ 29.14 $ 20.85 $ 57.14
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 66.76 $ 37.70 $ 30.92 $ 22.12 $ 60.63
CLASS C:
Net assets $ 183,612,843 $ 501,817 $ 72,093 $ 40,487 $ 12,284,188
Shares outstanding 2,920,160 14,185 2,511 1,988 297,015
NAV and offering price per share $ 62.88 $ 35.38 $ 28.71 $ 20.37 $ 41.36
CLASS R6:
Net assets $ 2,485,509,869 $ — $ — $ 37,316,078 $ 180,660,618
Shares outstanding 39,083,334 — — 1,781,033 2,821,198
NAV and offering price per share $ 63.60 $ — $ — $ 20.95 $ 64.04
CLASS I:
Net assets $ 2,594,528,336 $ 9,395,349 $ 2,589,644 $ 8,145,553 $ 557,477,345
Shares outstanding 41,296,546 264,550 88,772 389,217 9,004,322
NAV and offering price per share $ 62.83 $ 35.51 $ 29.17 $ 20.93 $ 61.91
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2025 (Unaudited) Dividend Growth
Global Dividend
Growth
International
Dividend Growth
International Small
Cap
Winslow Large-Cap
Growth ESG
INVESTMENT INCOME
Affiliated income $ 357,362 $ 254 $ 84 $ 8,189 $ 105,260
Dividends 55,089,588 181,527 65,090 541,878 2,178,309
Interest 2,402,728 10,090 3,626 18,124 158,269
Securities lending income, net — 43 — 15 —
Tax withheld (212,718) (7,194) (5,678) (42,437) (8,889)
Total investment income 57,636,960 184,720 63,122 525,769 2,432,949
EXPENSES
– – – – –
Management fees 19,253,958 69,937 18,951 216,927 3,079,377
12b-1 service fees - Class A 1,457,056 11,802 3,235 600 302,275
12b-1 distribution and service fees - Class C 965,640 2,694 503 228 60,734
Shareholder servicing agent fees - Class A 284,920 2,927 1,037 178 152,841
Shareholder servicing agent fees - Class C 47,351 166 40 16 7,671
Shareholder servicing agent fees - Class R6 37,819 — — 970 4,514
Shareholder servicing agent fees - Class I 642,074 3,035 1,069 3,959 349,521
Interest expense 3,428 9 3 13,084 588
Trustees fees 126,843 383 104 1,003 19,131
Custodian expenses 191,059 16,130 11,989 41,937 46,343
Registration fees 49,052 25,907 23,044 31,818 39,499
Professional fees 85,656 20,282 17,665 30,266 39,060
Shareholder reporting expenses 86,062 17,997 17,030 20,624 36,841
Other 43,480 3,652 1,683 10,291 11,406
Total expenses before fee waiver/expense
reimbursement 23,274,398 174,921 96,353 371,901 4,149,801
Fee waiver/expense reimbursement — (71,708) (68,594) (132,085) (733,162)
Net expenses 23,274,398 103,213 27,759 239,816 3,416,639
Net investment income (loss) 34,362,562 81,507 35,363 285,953 (983,690)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 331,028,348 608,776 162,650 (1,029,301) 110,428,334
Foreign currency transactions — (1,776) (331) (14,361) —
Net realized gain (loss) 331,028,348 607,000 162,319 (1,043,662) 110,428,334
Change in unrealized appreciation (depreciation) on:
Investments 67,930,466 421,903 (190,650) (2,102,969) (9,709,245)
Foreign currency translations — (272) (83) (2,241) —
Net change in unrealized appreciation (depreciation) 67,930,466 421,631 (190,733) (2,105,210) (9,709,245)
Net realized and unrealized gain (loss) 398,958,814 1,028,631 (28,414) (3,148,872) 100,719,089
Net increase (decrease) in net assets from operations $ 433,321,376 $ 1,110,138 $ 6,949 $ (2,862,919) $ 99,735,399

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Growth Global Dividend Growth
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 34,362,562 $ 75,286,063 $ 81,507 $ 253,182
Net realized gain (loss) 331,028,348 279,861,656 607,000 1,068,558
Net change in unrealized appreciation (depreciation) 67,930,466 636,382,860 421,631 1,421,239
Net increase (decrease) in net assets from operations 433,321,376 991,530,579 1,110,138 2,742,979
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (66,581,561) (27,388,228) (603,668) (117,711)
Class C (10,002,937) (4,276,603) (32,654) (3,454)
Class R6 (146,260,881) (73,238,588) — —
Class I (152,831,690) (70,752,876) (614,564) (155,585)
Total distributions (375,677,069) (175,656,295) (1,250,886) (276,750)
FUND SHARE TRANSACTIONS
Subscriptions 340,588,853 606,180,146 943,981 1,891,036
Reinvestments of distributions 296,109,906 140,109,969 1,135,072 251,664
Redemptions (623,303,830) (1,219,481,290) (2,088,146) (4,779,140)
Net increase (decrease) from Fund share transactions 13,394,929 (473,191,175) (9,093) (2,636,440)
Net increase (decrease) in net assets 71,039,236 342,683,109 (149,841) (170,211)
Net assets at the beginning of period 6,352,265,793 6,009,582,684 19,547,727 19,717,938
Net assets at the end of period $ 6,423,305,029 $ 6,352,265,793 $ 19,397,886 $ 19,547,727

See Notes to Financial Statements

International Dividend Growth International Small Cap
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 35,363 $ 109,863 $ 285,953 $ 1,223,772
Net realized gain (loss) 162,319 163,295 (1,043,662) (2,519,163)
Net change in unrealized appreciation (depreciation) (190,733) 209,093 (2,105,210) 3,916,570
Net increase (decrease) in net assets from operations 6,949 482,251 (2,862,919) 2,621,179
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (64,601) (63,168) (10,171) (18,040)
Class C (2,307) (4,629) (686) (405)
Class R6 — — (1,077,693) (749,793)
Class I (70,617) (73,948) (232,320) (391,397)
Total distributions (137,525) (141,745) (1,320,870) (1,159,635)
FUND SHARE TRANSACTIONS
Subscriptions 109,393 559,167 793,655 4,378,098
Reinvestments of distributions 99,683 101,377 365,501 554,834
Redemptions (225,901) (449,351) (4,773,826) (22,605,327)
Net increase (decrease) from Fund share transactions (16,825) 211,193 (3,614,670) (17,672,395)
Net increase (decrease) in net assets (147,401) 551,699 (7,798,459) (16,210,851)
Net assets at the beginning of period 5,325,943 4,774,244 53,718,389 69,929,240
Net assets at the end of period $ 5,178,542 $ 5,325,943 $ 45,919,930 $ 53,718,389

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Winslow Large-Cap Growth ESG
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ (983,690) $ (1,184,071)
Net realized gain (loss) 110,428,334 100,607,413
Net change in unrealized appreciation (depreciation) (9,709,245) 134,804,334
Net increase (decrease) in net assets from operations 99,735,399 234,227,676
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (34,274,122) (10,879,284)
Class C (2,144,487) (798,227)
Class R6 (21,384,117) (5,704,561)
Class I (70,187,499) (26,222,459)
Total distributions (127,990,225) (43,604,531)
FUND SHARE TRANSACTIONS
Subscriptions 113,060,498 206,945,096
Reinvestments of distributions 113,402,423 39,344,676
Redemptions (201,605,677) (257,419,976)
Net increase (decrease) from Fund share transactions 24,857,244 (11,130,204)
Net increase (decrease) in net assets (3,397,582) 179,492,941
Net assets at the beginning of period 943,786,728 764,293,787
Net assets at the end of period $ 940,389,146 $ 943,786,728

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Growth
Class
A
1/31/25
(e)
$ 62.40 $ 0.28 $ 3.98 $ 4.26 $ (0.27) $ (3.47) $ (3.74) $ 62.92
7/31/24
54.65 0.59 8.69 9.28 (0.60) (0.93) (1.53) 62.40
7/31/23
51.54 0.59 4.26 4.85 (0.61) (1.13) (1.74) 54.65
7/31/22
53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54
7/31/21
43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
7/31/20
44.21 0.61 2.28 2.89 (0.67) (3.11) (3.78) 43.32
Class
C
1/31/25
(e)
62.36 0.03 3.99 4.02 (0.03) (3.47) (3.50) 62.88
7/31/24
54.63 0.18 8.67 8.85 (0.19) (0.93) (1.12) 62.36
7/31/23
51.52 0.21 4.26 4.47 (0.23) (1.13) (1.36) 54.63
7/31/22
53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
7/31/21
43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
7/31/20
44.16 0.29 2.29 2.58 (0.35) (3.11) (3.46) 43.28
Class
R6
1/31/25
(e)
63.03 0.38 4.03 4.41 (0.37) (3.47) (3.84) 63.60
7/31/24
55.19 0.77 8.78 9.55 (0.78) (0.93) (1.71) 63.03
7/31/23
52.05 0.75 4.29 5.04 (0.77) (1.13) (1.90) 55.19
7/31/22
53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
7/31/21
43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
7/31/20
44.62 0.75 2.30 3.05 (0.82) (3.11) (3.93) 43.74
Class
I
1/31/25
(e)
62.31 0.36 3.98 4.34 (0.35) (3.47) (3.82) 62.83
7/31/24
54.57 0.73 8.68 9.41 (0.74) (0.93) (1.67) 62.31
7/31/23
51.47 0.72 4.25 4.97 (0.74) (1.13) (1.87) 54.57
7/31/22
53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
7/31/21
43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
7/31/20
44.17 0.72 2.28 3.00 (0.78) (3.11) (3.89) 43.28
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
6 .80% $ 1,159,654 0 .90%
(f)
0 .85%
(f)
5%
17 .35 1,121,499 0 .92 1 .05 11
9 .75 976,938 0 .92 1 .16 17
( 0 .04 ) 932,555 0 .91 1 .04 17
28 .85 837,090 0 .92 1 .29 15
6 .54 624,209 0 .95 1 .42 25
6 .41 183,613 1 .65
(f)
0 .10
(f)
5
16 .46 194,806 1 .67 0 .32 11
8 .92 240,863 1 .67 0 .42 17
( 0 .79 ) 295,522 1 .66 0 .29 17
27 .89 305,518 1 .67 0 .55 15
5 .75 328,375 1 .70 0 .67 25
6 .98 2,485,510 0 .61
(f)
1 .15
(f)
5
17 .70 2,518,257 0 .62 1 .36 11
10 .05 2,398,869 0 .62 1 .46 17
0 .28 2,394,117 0 .61 1 .34 17
29 .24 3,103,203 0 .62 1 .57 15
6 .86 69,249 0 .64 1 .73 25
6 .95 2,594,528 0 .65
(f)
1 .11
(f)
5
17 .64 2,517,704 0 .67 1 .31 11
10 .01 2,392,913 0 .67 1 .41 17
0 .22 2,342,735 0 .66 1 .29 17
29 .15 2,294,045 0 .67 1 .54 15
6 .82 1,901,783 0 .70 1 .67 25

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Dividend Growth
Class
A
1/31/25
(e)
$ 35.83 $ 0.13 $ 1.91 $ 2.04 $ (0.13) $ (2.21) $ (2.34) $ 35.53
7/31/24
31.41 0.40 4.47 4.87 (0.44) (0.01) (0.45) 35.83
7/31/23
29.98 0.42 2.16 2.58 (0.42) (0.73) (1.15) 31.41
7/31/22
32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
7/31/21
27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
7/31/20
27.29 0.44 0.13 0.57 (0.44) (0.27) (0.71) 27.15
Class
C
1/31/25
(e)
35.70 (0.01) 1.91 1.90 (0.01) (2.21) (2.22) 35.38
7/31/24
31.30 0.16 4.45 4.61 (0.20) (0.01) (0.21) 35.70
7/31/23
29.87 0.19 2.17 2.36 (0.20) (0.73) (0.93) 31.30
7/31/22
32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
7/31/21
27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
7/31/20
27.20 0.23 0.14 0.37 (0.24) (0.27) (0.51) 27.06
Class
I
1/31/25
(e)
35.82 0.18 1.90 2.08 (0.18) (2.21) (2.39) 35.51
7/31/24
31.39 0.48 4.48 4.96 (0.52) (0.01) (0.53) 35.82
7/31/23
29.96 0.49 2.16 2.65 (0.49) (0.73) (1.22) 31.39
7/31/22
32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
7/31/21
27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
7/31/20
27.28 0.51 0.13 0.64 (0.51) (0.27) (0.78) 27.14
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
5 .74% $ 9,501 1 .87%
(f)
1 .15%
(f)
0 .72%
(f)
2%
15 .64 8,930 1 .83 1 .15 1 .24 17
9 .00 8,849 1 .86 1 .15 1 .42 23
( 2 .02 ) 8,082 1 .95 1 .14 1 .30 18
23 .33 7,242 2 .02 1 .15 1 .49 12
2 .14 5,888 1 .69 1 .15 1 .61 33
5 .34 502 2 .62
(f)
1 .90
(f)
( 0 .03 )
(f)
2
14 .78 532 2 .58 1 .90 0 .49 17
8 .21 617 2 .61 1 .90 0 .64 23
( 2 .78 ) 885 2 .70 1 .89 0 .50 18
22 .43 1,377 2 .77 1 .90 0 .73 12
1 .32 1,934 2 .44 1 .90 0 .87 33
5 .84 9,395 1 .62
(f)
0 .90
(f)
0 .97
(f)
2
15 .97 10,085 1 .58 0 .90 1 .49 17
9 .28 10,252 1 .61 0 .90 1 .66 23
( 1 .81 ) 10,137 1 .70 0 .89 1 .51 18
23 .64 11,376 1 .77 0 .90 1 .73 12
2 .37 11,488 1 .44 0 .90 1 .91 33

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Dividend Growth
Class
A
1/31/25
(e)
$ 29.90 $ 0.18 $ (0.18) $ — $ (0.18) $ (0.58) $ (0.76) $ 29.14
7/31/24
28.06 0.60 2.01 2.61 (0.75) (0.02) (0.77) 29.90
7/31/23
26.78 0.54 1.58 2.12 (0.47) (0.37) (0.84) 28.06
7/31/22
29.18 0.45 (1.20) (0.75) (1.62) (0.03) (1.65) 26.78
7/31/21
24.93 0.51 4.34 4.85 (0.60) — (0.60) 29.18
7/31/20
25.85 0.46 (1.02) (0.56) (0.36) — (0.36) 24.93
Class
C
1/31/25
(e)
29.49 0.07 (0.19) (0.12) (0.08) (0.58) (0.66) 28.71
7/31/24
27.68 0.37 1.99 2.36 (0.53) (0.02) (0.55) 29.49
7/31/23
26.45 0.41 1.49 1.90 (0.30) (0.37) (0.67) 27.68
7/31/22
28.82 0.17 (1.12) (0.95) (1.39) (0.03) (1.42) 26.45
7/31/21
24.66 0.24 4.34 4.58 (0.42) — (0.42) 28.82
7/31/20
25.60 0.30 (1.04) (0.74) (0.20) — (0.20) 24.66
Class
I
1/31/25
(e)
29.93 0.22 (0.18) 0.04 (0.22) (0.58) (0.80) 29.17
7/31/24
28.09 0.66 2.02 2.68 (0.82) (0.02) (0.84) 29.93
7/31/23
26.81 0.63 1.55 2.18 (0.53) (0.37) (0.90) 28.09
7/31/22
29.21 0.59 (1.27) (0.68) (1.69) (0.03) (1.72) 26.81
7/31/21
24.96 0.56 4.36 4.92 (0.67) — (0.67) 29.21
7/31/20
25.88 0.57 (1.07) (0.50) (0.42) — (0.42) 24.96
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Value rounded to zero.
(g)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
0.00%
(f)
$ 2,517 3.71%
(g)
1.15%
(g)
1.21%
(g)
8%
9.52 2,568 3.96 1.15 2.12 18
8.23 2,055 4.14 1.15 2.08 20
(2.72) 1,856 4.15 1.14 1.57 20
19.70 1,957 4.85 1.14 1.89 18
(2.12) 1,703 4.19 1.15 1.82 49
(0.41) 72 4.46
(g)
1.90
(g)
0.47
(g)
8
8.72 105 4.71 1.90 1.33 18
7.44 332 4.88 1.89 1.56 20
(3.46) 151 4.90 1.89 0.60 20
18.79 216 5.60 1.89 0.91 18
(2.89) 456 4.94 1.90 1.20 49
0.13 2,590 3.46
(g)
0.90
(g)
1.46
(g)
8
9.78 2,653 3.71 0.90 2.34 18
8.50 2,387 3.89 0.90 2.39 20
(2.46) 1,900 3.90 0.89 2.09 20
19.98 2,838 4.60 0.89 2.09 18
(1.86) 2,637 3.94 0.90 2.28 49

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Small Cap
Class
A
1/31/25
(e)
$ 22.65 $ 0.10 $ (1.38) $ (1.28) $ (0.52) $ — $ (0.52) $ 20.85
7/31/24
21.80 0.29 0.88 1.17 (0.32) — (0.32) 22.65
7/31/23
20.59 0.26 0.95 1.21 — — — 21.80
7/31/22
26.57 0.33 (4.94) (4.61) (0.53) (0.84) (1.37) 20.59
7/31/21
19.80 0.25 6.77 7.02 (0.25) — (0.25) 26.57
7/31/20
20.48 0.19 (0.42) (0.23) (0.45) — (0.45) 19.80
Class
C
1/31/25
(e)
22.04 0.01 (1.33) (1.32) (0.35) — (0.35) 20.37
7/31/24
21.23 0.19 0.78 0.97 (0.16) — (0.16) 22.04
7/31/23
20.19 0.13 0.91 1.04 — — — 21.23
7/31/22
26.28 0.05 (4.77) (4.72) (0.53) (0.84) (1.37) 20.19
7/31/21
19.60 0.07 6.71 6.78 (0.10) — (0.10) 26.28
7/31/20
20.28 0.04 (0.43) (0.39) (0.29) — (0.29) 19.60
Class
R6
1/31/25
(e)
22.81 0.13 (1.38) (1.25) (0.61) — (0.61) 20.95
7/31/24
21.95 0.43 0.81 1.24 (0.38) — (0.38) 22.81
7/31/23
20.69 0.34 0.96 1.30 (0.04) — (0.04) 21.95
7/31/22
26.62 0.31 (4.86) (4.55) (0.54) (0.84) (1.38) 20.69
7/31/21
19.84 0.32 6.77 7.09 (0.31) — (0.31) 26.62
7/31/20
20.50 0.25 (0.41) (0.16) (0.50) — (0.50) 19.84
Class
I
1/31/25
(e)
22.76 0.13 (1.38) (1.25) (0.58) — (0.58) 20.93
7/31/24
21.92 0.39 0.82 1.21 (0.37) — (0.37) 22.76
7/31/23
20.67 0.32 0.95 1.27 (0.02) — (0.02) 21.92
7/31/22
26.61 0.33 (4.89) (4.56) (0.54) (0.84) (1.38) 20.67
7/31/21
19.83 0.31 6.77 7.08 (0.30) — (0.30) 26.61
7/31/20
20.50 0.25 (0.42) (0.17) (0.50) — (0.50) 19.83
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
(5.63) % $ 418 1.77%
(f)
1.25%
(f)
0.87%
(f)
31%
5.41 572 1.68 1.20 1.41 46
5.93 1,222 1.67 1.19 1.28 58
(18.19) 2,299 1.51 1.19 1.44 61
35.64 767 1.45 1.20 1.07 72
(1.35) 459 1.64 1.20 0.97 43
(5.99) 40 2.52
(f)
1.99
(f)
0.08
(f)
31
4.58 57 2.43 1.95 0.93 46
5.15 55 2.42 1.94 0.65 58
(18.81) 27 2.26 1.94 0.23 61
34.65 50 2.20 1.94 0.29 72
(2.07) 25 2.39 1.94 0.22 43
(5.47) 37,316 1.45
(f)
0.93
(f)
1.13
(f)
31
5.75 40,194 1.30 0.82 2.06 46
6.28 42,616 1.33 0.85 1.70 58
(17.92) 33,031 1.19 0.87 1.30 61
35.98 42,406 1.17 0.91 1.36 72
(1.01) 31,637 1.35 0.90 1.26 43
(5.48) 8,146 1.51
(f)
0.99
(f)
1.14
(f)
31
5.59 12,896 1.43 0.95 1.85 46
6.16 26,036 1.42 0.94 1.57 58
(17.96) 24,699 1.26 0.94 1.43 61
35.94 15,836 1.20 0.95 1.33 72
(1.07) 11,401 1.39 0.95 1.24 43

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Winslow Large-Cap Growth ESG
Class
A
1/31/25
(e)
$ 59.26 $ (0.12) $ 6.69 $ 6.57 $ — $ (8.69) $ (8.69) $ 57.14
7/31/24
47.53 (0.18) 14.78 14.60 — (2.87) (2.87) 59.26
7/31/23
44.38 (0.09) 6.73 6.64 — (3.49) (3.49) 47.53
7/31/22
60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
7/31/21
46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
7/31/20
39.94 (0.11) 10.46 10.35 — (3.51) (3.51) 46.78
Class
C
1/31/25
(e)
45.18 (0.26) 5.13 4.87 — (8.69) (8.69) 41.36
7/31/24
37.13 (0.43) 11.35 10.92 — (2.87) (2.87) 45.18
7/31/23
35.74 (0.31) 5.19 4.88 — (3.49) (3.49) 37.13
7/31/22
50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
7/31/21
39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
7/31/20
34.50 (0.35) 8.87 8.52 — (3.51) (3.51) 39.51
Class
R6
1/31/25
(e)
65.37 (0.01) 7.37 7.36 — (8.69) (8.69) 64.04
7/31/24
51.97 0.03 16.24 16.27 — (2.87) (2.87) 65.37
7/31/23
47.98 0.08 7.40 7.48 — (3.49) (3.49) 51.97
7/31/22
64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
7/31/21
49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
7/31/20
42.14 0.09 11.09 11.18 (0.11) (3.51) (3.62) 49.70
Class
I
1/31/25
(e)
63.49 (0.05) 7.16 7.11 — (8.69) (8.69) 61.91
7/31/24
50.62 (0.05) 15.79 15.74 — (2.87) (2.87) 63.49
7/31/23
46.90 0.02 7.19 7.21 — (3.49) (3.49) 50.62
7/31/22
63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
7/31/21
48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
7/31/20
41.48 — 10.90 10.90 (0.03) (3.51) (3.54) 48.84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
10 .77% $ 189,967 1 .05%
(f)
0 .90%
(f)
( 0 .40 ) %
(f)
46%
31 .95 235,751 1 .09 0 .91 ( 0 .34 ) 56
17 .09 186,017 1 .11 0 .91 ( 0 .21 ) 74
( 19 .30 ) 174,142 1 .08 0 .90 ( 0 .42 ) 69
36 .98 180,291 1 .14 0 .91 ( 0 .47 ) 67
27 .68 35,663 1 .20 0 .98 ( 0 .27 ) 59
10 .35 12,284 1 .80
(f)
1 .65
(f)
( 1 .15 )
(f)
46
30 .94 12,086 1 .84 1 .66 ( 1 .08 ) 56
16 .24 11,710 1 .86 1 .66 ( 0 .96 ) 74
( 19 .90 ) 15,269 1 .83 1 .65 ( 1 .17 ) 69
35 .92 24,604 1 .89 1 .66 ( 1 .21 ) 67
26 .72 7,154 1 .95 1 .73 ( 1 .03 ) 59
10 .98 180,661 0 .68
(f)
0 .53
(f)
( 0 .03 )
(f)
46
32 .45 157,610 0 .70 0 .52 0 .04 56
17 .58 97,947 0 .71 0 .51 0 .18 74
( 19 .04 ) 76,592 0 .74 0 .56 ( 0 .08 ) 69
37 .52 109,867 0 .76 0 .54 ( 0 .03 ) 67
28 .27 92,220 0 .74 0 .52 0 .22 59
10 .91 557,477 0 .80
(f)
0 .65
(f)
( 0 .15 )
(f)
46
32 .26 538,340 0 .84 0 .66 ( 0 .08 ) 56
17 .40 468,620 0 .86 0 .66 0 .04 74
( 19 .10 ) 420,440 0 .83 0 .65 ( 0 .17 ) 69
37 .30 568,579 0 .90 0 .69 ( 0 .17 ) 67
28 .02 733,217 0 .95 0 .73 —
(g)
59

Notes to Financial Statements

(U
naudited)
1. General Information
Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, ("Dividend Growth"),
Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen International Dividend Growth Fund (“International Dividend Growth”),
Nuveen International Small Cap Fund (“International Small Cap”) and Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth
ESG”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period: The end of the reporting period for the Funds is January 31, 2025, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC, (each a "Sub-Adviser" and collectively the "Sub-Advisers"). NAM manages the investment portfolios of Dividend Growth, Global Dividend Growth,
International Dividend Growth and International Small Cap while Winslow Capital Management, LLC manages the portfolio of Winslow Large-Cap
Growth ESG.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Notes to Financial Statements
(continued)
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,269,481,503 $ – $ – $ 6,269,481,503
Short-Term Investments:
Repurchase Agreements – 158,732,716 – 158,732,716
Total $ 6,269,481,503 $ 158,732,716 $ – $ 6,428,214,219
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,192,265 $ 5,485,478 $ – $ 18,677,743
Short-Term Investments:
Repurchase Agreements – 675,000 – 675,000
Total $ 13,192,265 $ 6,160,478 $ – $ 19,352,743
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,289,310 $ 3,674,338 $ – $ 4,963,648
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total $ 1,289,310 $ 3,824,338 $ – $ 5,113,648
International Small Cap
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 9,667,941 $ 34,888,655 $ – $ 44,556,596
Short-Term Investments:
Repurchase Agreements – 1,400,000 – 1,400,000
Total $ 9,667,941 $ 36,288,655 $ – $ 45,956,596
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 936,926,180 $ – $ – $ 936,926,180
Short-Term Investments:
Repurchase Agreements – 4,355,734 – 4,355,734
Total $ 936,926,180 $ 4,355,734 $ – $ 941,281,914

Notes to Financial Statements
(continued)
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending: The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets,
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $ 158,732,716 $ (161,907,663)
Global Dividend Growth Fixed Income Clearing Corporation 675,000 (688,538)
International Dividend Growth Fixed Income Clearing Corporation 150,000 (153,196)
International Small Cap Fixed Income Clearing Corporation 1,400,000 (1,428,034)
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation 4,355,734 (4,443,072)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Growth
$ 329,484,464 $ 765,749,703
Global Dividend Growth
466,733 1,941,393
International Dividend Growth
415,267 613,226
International Small Cap
15,431,528 20,659,459
Winslow Large-Cap Growth ESG
444,799,116 545,577,977

which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
1/31/25
Year Ended
7/31/24
Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 1,008,842 $64,534,957 2,354,159 $131,436,536
Class A - automatic conversion of Class C 2,578 166,019 280 16,321
Class C 189,955 12,117,552 324,987 18,220,084
Class R6 1,256,342 81,508,885 3,716,702 207,850,077
Class I 2,871,015 182,261,440 4,457,883 248,657,128
Total subscriptions 5,328,732 340,588,853 10,854,011 606,180,146
Reinvestments of distributions:
Class A 711,013 45,098,451 331,371 18,489,556
Class C 111,140 7,036,429 53,143 2,947,503
Class R6 2,265,020 145,244,339 1,290,639 72,811,673
Class I 1,558,562 98,730,687 823,084 45,861,237
Total reinvestments of distributions 4,645,735 296,109,906 2,498,237 140,109,969
Redemptions:
Class A (1,265,927) (81,002,467) (2,587,958) (144,473,136)
Class C (502,224) (32,131,419) (1,663,023) (92,519,041)
Class C - automatic conversion to Class A (2,582) (166,019) (280) (16,321)
Class R6 (4,391,256) (283,506,255) (8,516,755) (495,476,671)
Class I (3,541,244) (226,497,670) (8,722,062) (486,996,121)
Total redemptions (9,703,233) (623,303,830) (21,490,078) (1,219,481,290)
Net increase (decrease) 271,234 $13,394,929 (8,137,830) $(473,191,175)
Six Months Ended
1/31/25
Year Ended
7/31/24
Global Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 13,106 $475,643 26,940 $855,201
Class C 2,521 92,066 4,443 137,381
Class I 10,442 376,272 27,862 898,454
Total subscriptions 26,069 943,981 59,245 1,891,036
Reinvestments of distributions:
Class A 16,604 589,511 3,543 115,014
Class C 925 32,653 106 3,453
Class I 14,441 512,908 4,104 133,197
Total reinvestments of distributions 31,970 1,135,072 7,753 251,664
Redemptions:
Class A (11,539) (409,863) (62,991) (2,016,674)
Class C (4,170) (149,509) (9,362) (296,877)
Class I (41,901) (1,528,774) (76,957) (2,465,589)
Total redemptions (57,610) (2,088,146) (149,310) (4,779,140)
Net increase (decrease) 429 $(9,093) (82,312) $(2,636,440)

Notes to Financial Statements
(continued)
Six Months Ended
1/31/25
Year Ended
7/31/24
International Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 1,942 $56,064 13,409 $373,625
Class A - automatic conversion of Class C — — 8 210
Class C — — 188 5,000
Class I 1,831 53,329 6,403 180,332
Total subscriptions 3,773 109,393 20,008 559,167
Reinvestments of distributions:
Class A 2,077 60,657 2,084 58,623
Class C 81 2,307 168 4,629
Class I 1,254 36,719 1,355 38,125
Total reinvestments of distributions 3,412 99,683 3,607 101,377
Redemptions:
Class A (3,529) (104,588) (2,873) (81,012)
Class C (1,131) (31,854) (8,785) (249,751)
Class C - automatic conversion to Class A — — (8) (210)
Class I (2,938) (89,459) (4,125) (118,378)
Total redemptions (7,598) (225,901) (15,791) (449,351)
Net increase (decrease) (413) $(16,825) 7,824 $211,193
Six Months Ended
1/31/25
Year Ended
7/31/24
International Small Cap Shares Amount Shares Amount
Subscriptions:
Class A 817 $18,206 2,143 $43,758
Class R6 25,950 574,474 92,460 1,934,741
Class I 8,925 200,975 116,463 2,399,599
Total subscriptions 35,692 793,655 211,066 4,378,098
Reinvestments of distributions:
Class A 462 9,522 815 17,646
Class C 13 252 10 209
Class R6 6,058 125,653 6,756 147,018
Class I 11,109 230,074 17,946 389,961
Total reinvestments of distributions 17,642 365,501 25,527 554,834
Redemptions:
Class A (6,478) (146,177) (33,773) (713,344)
Class C (621) (13,556) — —
Class R6 (12,835) (278,389) (278,953) (5,921,947)
Class I (197,291) (4,335,704) (755,922) (15,970,036)
Total redemptions (217,225) (4,773,826) (1,068,648) (22,605,327)
Net increase (decrease) (163,891) $(3,614,670) (832,055) $(17,672,395)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
1/31/25
Year Ended
7/31/24
Winslow Large-Cap Growth ESG Shares Amount Shares Amount
Subscriptions:
Class A 484,368 $28,791,823 639,911 $33,895,858
Class A - automatic conversion of Class C — — 110 5,711
Class C 21,010 914,106 34,932 1,398,969
Class R6 454,041 30,574,019 939,077 56,493,359
Class I 821,738 52,780,550 2,015,222 115,151,199
Total subscriptions 1,781,157 113,060,498 3,629,252 206,945,096
Reinvestments of distributions:
Class A 420,120 24,484,603 162,644 8,010,236
Class C 45,352 1,915,220 18,693 705,276
Class R6 304,566 19,885,116 96,863 5,249,991
Class I 1,063,163 67,117,484 481,670 25,379,173
Total reinvestments of distributions 1,833,201 113,402,423 759,870 39,344,676
Redemptions:
Class A (1,557,958) (89,390,574) (737,908) (39,083,597)
Class C (36,857) (1,665,845) (101,387) (3,949,503)
Class C - automatic conversion to Class A — — (142) (5,711)
Class R6 (348,542) (23,147,700) (509,667) (29,821,395)
Class I (1,359,556) (87,401,558) (3,276,157) (184,559,770)
Total redemptions (3,302,913) (201,605,677) (4,625,261) (257,419,976)
Net increase (decrease) 311,445 $24,857,244 (236,139) $(11,130,204)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,260,680,129 $ 3,230,240,315 $ (62,706,225) $ 3,167,534,090
Global Dividend Growth
10,953,596 8,852,171 (453,024) 8,399,147
International Dividend Growth
4,097,523 1,416,929 (400,804) 1,016,125
International Small Cap
43,093,809 6,400,916 (3,538,129) 2,862,787
Winslow Large-Cap Growth ESG
561,000,314 384,658,620 (4,377,020) 380,281,600
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 2,059,054 $ 236,719,168 $ 3,099,603,627 $ — $ — $ — $ 3,338,381,849
Global Dividend Growth
72,060 987,741 7,977,471 — — — 9,037,272
International Dividend Growth
46,040 91,349 1,206,878 — — — 1,344,267
International Small Cap
1,085,888 — 4,966,762 (5,689,061) — — 363,589
Winslow Large-Cap Growth
ESG
20,801,072 67,425,159 389,990,845 — — — 478,217,076

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of January 31, 2025, the complex-level fee rate for each Fund was as follows:
Fund
Short-Term Long-Term Total
Dividend Growth
$ — $ — $ —
Global Dividend Growth
— — —
International Dividend Growth
— — —
International Small Cap
3,947,819 1,741,242 5,689,061
Winslow Large-Cap Growth ESG
— — —
Average Daily Net Assets Dividend Growth
Global
Dividend
Growth
International
Dividend
Growth
International
Small
Cap
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000% 0.5500% 0.5500% 0.7000% 0.5000%
For the next $125 million 0.4875 0.5375 0.5375 0.6875 0.4875
For the next $250 million 0.4750 0.5250 0.5250 0.6750 0.4750
For the next $500 million 0.4625 0.5125 0.5125 0.6625 0.4625
For the next $1 billion 0.4500 0.5000 0.5000 0.6500 0.4500
For the next $3 billion 0.4250 0.4750 0.4750 0.6250 0.4250
For the next $2.5 billion 0.4000 0.4500 0.4500 0.6000 0.4000
For the next $2.5 billion 0.3875 0.4375 0.4375 0.5875 0.3875
For net assets over $10 billion 0.3750 0.4250 0.4250 0.5750 0.3750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Dividend Growth
0.1574%
Global Dividend Growth
0.1574%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
International Dividend Growth
0.1574%
International Small Cap
0.1574%
Winslow Large-Cap Growth ESG
0.1574%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Dividend Growth N/A N/A 1.25%
Global Dividend Growth 0.94% July 31, 2026 N/A
International Dividend Growth 0.94% July 31, 2026 N/A
International Small Cap 0.99% July 31, 2026 1.00%
Winslow Large-Cap Growth ESG 0.69% July 31, 2026 1.25%
N/A - Not Applicable.
Fund
Amount
Dividend Growth
$ 357,362
Global Dividend Growth
254
International Dividend Growth
84
International Small Cap
8,189
Winslow Large-Cap Growth ESG
105,260
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Growth
$ 272,198 $ 242,242
Global Dividend Growth
5,788 5,122
International Dividend Growth
4 3
International Small Cap
25 22
Winslow Large-Cap Growth ESG
79,157 69,758

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares: Certain funds advised by Teachers Advisors, LLC, which are deemed affiliated investments, may invest in the Fund. As of the end of the reporting period, the percentage of Fund shares owned by Nuveen and/or TIAA and other affiliates are as follows:
Fund
Commission
Advances
Dividend Growth
$ 108,188
Global Dividend Growth
518
International Dividend Growth
—
International Small Cap
—
Winslow Large-Cap Growth ESG
8,946
Fund
12b-1 Fees
Retained
Dividend Growth
$ 74,865
Global Dividend Growth

International Dividend Growth
13
International Small Cap
3
Winslow Large-Cap Growth ESG
3,807
Fund
CDSC
Retained
Dividend Growth
$ 5,156
Global Dividend Growth
—
International Dividend Growth
—
International Small Cap
—
Winslow Large-Cap Growth ESG

Global Dividend
Growth
International
Dividend Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
Nuveen 9% 27% —% —%
TIAA — — 72 1
Dividend
Growth
Nuveen Lifecycle Retirement Income Fund —%*
Nuveen Lifecycle 2010 Fund —*
Nuveen Lifecycle 2015 Fund 1
Nuveen Lifecycle 2020 Fund 1
Nuveen Lifecycle 2025 Fund 2
Nuveen Lifecycle 2030 Fund 4
Nuveen Lifecycle 2035 Fund 5
Nuveen Lifecycle 2040 Fund 7
Nuveen Lifecycle 2045 Fund 6
Nuveen Lifecycle 2050 Fund 5
Nuveen Lifecycle 2055 Fund 2
Nuveen Lifecycle 2060 Fund 1
Nuveen Lifecycle 2065 Fund —*
Nuveen Lifestyle Aggressive Growth Fund —*
Nuveen Lifestyle Conservative Fund —*

39
9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
10. Subsequent Event
Fund Liquidation: On February 6, 2025, the Board of Trustees approved the liquidation of International Small Cap, effective March 27, 2025.
Dividend
Growth
Nuveen Lifestyle Growth Fund —*
Nuveen Lifestyle Income Fund —*
Nuveen Lifestyle Moderate Fund 1
Nuveen Managed Allocation Fund 1
* Rounds to less than 1%
Fund
Maximum
Outstanding
Balance
Dividend Growth
$ —
Global Dividend Growth
—
International Dividend Growth
—
International Small Cap
540,034
Winslow Large-Cap Growth ESG
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Dividend Growth
— $ — — %
Global Dividend Growth
— — —
International Dividend Growth
— — —
International Small Cap
2 540,034 5.53
Winslow Large-Cap Growth ESG
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a	)(1)	Not applicable to this filing.

(a	)(2)	Not applicable to this filing.

(a	)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a	)(4)	Not applicable.

(a	)(5)	Not applicable.

(b	)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: April 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: April 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)